Related Party Balance and Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Balance and Transactions [Abstract]
Schedule of Transactions with Related Parties
	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Transactions with related parties
(1) Base commission income and Sales incentive income shared with related parties under Self-Commitment and Non-Group Collaborative Agreements (see note 1)
Jiufeng	95	31	—
Jiuzhen	179	4,022	—
Deyan	251	—	—
Jiushi	4	—	—
Chongkai	100	69	—
Muju	—	875	286
	629	4,997	286
	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
(2) Other income shared with related parties
Chenji Zhaozhao	—	184	100
Tinghaozhu Space	—	1,285	—
	—	1,469	100
	629	6,466	386

Schedule of Amounts Due to Related Parties
	As of December 31,
	2022	2023
	RMB	RMB
Amounts due to related parties
(1) Payables for income shared under Non-Group Collaborative Agreements (see note 1)
Gefei Chengyun	10,759	10,759
Jiufeng	242	242
Jiuchuan	9,403	9,403
Longshutianye	10,140	10,140
Yunde	9,383	9,383
Detong	3,274	3,274
Qixing	964	—
Jiushi	65	65
	44,230	43,266
	As of December 31,
	2022	2023
	RMB	RMB
(2) Payables for Base Commission Income shared with related parties under Exclusive Sales Contracts without Sales Commitment Arrangement
Derong	9,733	9,733
Jiushen	29	29
Jiufeng	495	495
	10,257	10,257

(3) Other payables
Jiushen	790	790
Shanghai Chongkai Enterprise Management (LLP) (“Chongkai”)	3,689	3,689
Jiufeng	149	149
Muju	5,561	—
Jiuzhen	3,981	—
Chenji Zhaozhao	191	—
	14,361	4,628

Total	68,848	58,151